Selling, Administrative and General Expenses - Schedule of Selling, Administrative and General Expenses (Details) - ILS (₪)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Selling, Administrative and General Expenses [Abstract]
Professional services	₪ 177,639	₪ 131,982
Rent and office expenses	28,885	123,780
Depreciation and amortization expenses	62,500	63,919
Selling, administrative and general expenses total	₪ 269,024	₪ 319,681